Revenue (Tables)	12 Months Ended
Dec. 31, 2018
Revenue Recognition and Deferred Revenue [Abstract]
Schedule of disaggregated by primary geographical market and reconciliation of disaggregated revenue with the reportable segments

Reportable Segments
December 31, 2018
(in thousands)
Primary Geographical Regions	Solar Division	POWERHOUSE™	Total reportable segments	All other segments	Total
East	$10,022	$-	$10,022	$-	$10,022
West	2,681	-	2,681	25	2,706
	$12,703	$-	$12,703	$25	$12,728

Reportable Segments
December 31, 2017
(in thousands)
Primary Geographical Regions	Solar Division	POWERHOUSE™	Total reportable segments	All other segments	Total
East	$12,324	$-	$12,324	$-	$12,324
West	3,262	-	3,262	6	3,268
	$15,586	$-	$15,586	$6	$15,592